Severance Indemnities And Pension Plans (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011	Mar. 31, 2010
Severance Indemnities And Pension Plans [Abstract]
Eligible age for lifetime annuity payments	65
Lump-sum termination benefits paid during the fiscal year, MUSHD	¥ 20,512
Lump-sum termination benefits paid during the fiscal year	34,600	17,098	13,617
Defined contribution plan cost recognized during the fiscal year	¥ 5,775	¥ 5,525	¥ 4,735